Transactions with Affiliates	12 Months Ended
Mar. 31, 2014
Transactions with Affiliates
Transactions with Affiliates

Note 15 — Transactions with Affiliates

Since our business combination with SemStream on November 1, 2011, SemGroup Corporation (“SemGroup”) has held ownership interests in us and in our general partner, and has the right to appoint two members to the board of directors of our general partner. Subsequent to November 1, 2011, we have sold product to and purchased product from affiliates of SemGroup. These transactions are included within revenues and cost of sales in our consolidated statements of operations.

Certain members of our management own interests in entities with which we have purchased products and services from and have sold products and services. The majority of these purchases represent crude oil purchases and are reported within cost of sales in our consolidated statements of operations, although $8.2 million of these transactions during the year ended March 31, 2014 represented capital expenditures and were recorded as increases to property, plant and equipment. The majority of these sales represent sales of crude oil and have been recorded within revenues in our consolidated statement of operations.

These transactions are summarized in the table below:

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Sales to SemGroup	$306,780	$32,431	$29,200
Purchases from SemGroup	445,951	60,425	23,800
Sales to entities affiliated with management	110,824	16,828	—
Purchases from entities affiliated with management	120,038	60,942	—

Receivables from affiliates consist of the following:

	March 31,
	2014	2013
	(in thousands)
Receivables from entities affiliated with management	$142	$22,883
Receivables from SemGroup	7,303	—
	$7,445	$22,883

Payables to affiliates consist of the following:

	March 31,
	2014	2013
	(in thousands)
Payables to SemGroup	$76,192	$4,601
Payables to entities affiliated with management	654	2,299
	$76,846	$6,900

We completed a merger with High Sierra Energy, LP and High Sierra Energy GP, LLC in June 2012. We paid $91.8 million of cash, net of $5.0 million of cash acquired, and issued 18,018,468 common units to acquire High Sierra Energy, LP. We also paid $97.4 million of High Sierra Energy, LP’s long-term debt and other obligations. Our general partner acquired High Sierra Energy GP, LLC by paying $50.0 million of cash and issuing equity. Our general partner then contributed its ownership interests in High Sierra Energy GP, LLC to us, in return for which we paid our general partner $50.0 million of cash and issued 2,685,042 common units to our general partner.

During the year ended March 31, 2014, we completed the acquisition of a crude oil logistics business owned by an employee. We paid $11.0 million of cash for this acquisition. During the year ended March 31, 2013, we completed two business combinations with entities in which members of our management owned interests. We paid $14.0 million of cash (net of cash acquired) on a combined basis for these two acquisitions. We also paid $5.0 million under a non-compete agreement to an employee.